Operating Leases (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 22, 2024	Aug. 02, 2024	Aug. 01, 2024	Nov. 22, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating lease right of use asset and liabilities
Weighted average discount rate					14.55%		14.55%
Lease term and payments description	Rent is $1,800 monthly until November 30, 2025, $1,860 monthly thereafter until November 30, 2026, and $1,920 monthly thereafter until November 30, 2027			Rent is $1,800 monthly until November 30, 2025, $1,860 monthly thereafter until November 30, 2026, and $1,920 monthly thereafter until November 30, 2027. During the option period, rent is $1,980 monthly from December 1, 2027 to November 30, 2028, $2,040 monthly thereafter through November 30, 2029, and $2,100 monthly thereafter through November 30, 2030
Operating lease liability, Right-of-Use Asset	$ 94,942			$ 94,942
Payments on lease obligations					$ 62,550	$ 36,550	$ 52,871	$ 45,000
Weighted average remaining lease term	3 years		3 years		4 years 5 months 12 days		5 years 2 months 12 days
Amortization on right of use assets					$ 34,064	$ 23,380	$ 31,782	$ 40,924
Corsicana Warehouse [Member] | July 1, 2015 [Member]
Operating lease right of use asset and liabilities
Right of use asset operating lease liability		$ 69,615	$ 69,615		$ 161,728		$ 161,728
Description of monthly rent		As a result, the additional three year extension is included as part of the lease term. Rent is $1,400 monthly until July 31, 2027, and then effectively $1,540 per month until July 31, 2030	As a result, the additional three year extension is included as part of the lease term. Rent is $1,400 monthly until July 31, 2027		Rent is $3,750 monthly until March 31, 2026 and then $3,866 per month until March 31, 2029		Rent is $3,750 monthly until March 31, 2026 and then $3,866 per month until March 31, 2029
Monthly expenses pro rata basis					$ 882		$ 882
Lease term					five years from March 31, 2024 to March 31, 2029		five years from March 31, 2024 to March 31, 2029